LONG TERM DEBT (Schedule of Aggregate Annual Maturities) (Details) (Loan Agreements [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Loan Agreements [Member]
Debt Instrument [Line Items]
2015	$ 2,300
2016	1,550
2017	400
Total	$ 4,250